Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 17,871,000	$ 13,550,000	$ 11,202,000
Provision	7,805,000	9,750,000	8,923,000
Utilized	(9,835,000)	(6,065,000)	(5,939,000)
Foreign currency adjustment	(92,000)	636,000	(636,000)
Ending balance	$ 15,749,000	$ 17,871,000	$ 13,550,000